Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 1,175,813		¥ 1,187,311
Accrued interest receivable	374,222		246,271
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 1,295,000	¥ 850,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card | 1-3 months
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 2,990		2,581
Card | Greater Than 3 months
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	3,104		2,902
Card | Total Past Due
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 6,094		¥ 5,483
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 337,000	¥ 519,000
MUAH | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days